Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Summary of Changes in Warrants

A continuity of the Company’s outstanding share purchase warrants for the year ended December 31, 2023 and the year ended December 31, 2022 is presented below:

	Number of warrants	Weighted average exercise price (CAD)
Outstanding, December 31, 2021	1,568,866	$0.63
Issued	21,011,038	2.31
Exercised	(2,185,366)	0.87
Expired	(7,000)	0.50
Outstanding, December 31, 2022	20,387,538	$2.33
Issued	7,402,726	1.88
Expired	(10,000)	2.17
Outstanding, December 31, 2023	27,780,264	$2.21

Schedule of Purchase Warrants Outstanding

At December 31, 2023, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
4,341,088	2.25 CAD	March 15, 2024
676,788	2.25 CAD	March 16, 2024
590,909	2.25 CAD	March 17, 2024
2,122,825	2.25 CAD	March 18, 2024
4,286,351	2.25 CAD	March 24, 2024
530,600	2.25 CAD	March 28, 2024
12,529,690	2.50 CAD	June 29, 2025
300,288	1.55 CAD	June 29, 2025
300,000	2.50 CAD	April 20, 2025
2,101,726	0.30 CAD	November 28, 2025
27,780,265

Schedule of Warrant Derivative Liability

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,006)
Exercise of warrants	(822,950)
Change in fair value of derivative	686,504
Foreign currency translation	(22,620)
Balance, December 31, 2022	$4,827
Change in fair value of derivative	(4,827)
Balance, December 31, 2023	$-

Schedule of Weighted Average Assumption for Warrants
	2023	2022
Risk-free interest rate	3.77 – 4.43%	1.21 – 3.13%
Expected life (years)	2	2 – 3
Expected volatility	101 – 104%	154 – 182%
Dividend yield	0%	0%